Goodwill	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	Goodwill

At January 1, 2023	$33,800
Adjustment of non-controlling interests	(730)
Impairment loss	(3,900)
At December 31, 2023 and January 1, 2024	29,170
Recognized on acquisition of a subsidiary	8,194
At December 31, 2024	$37,364
Impairment tests for cash-generating units (“CGU”) containing goodwill
The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.
E-commerce and retail logistics for sports distribution business within the consumer health segment
The goodwill associated with e-commerce and retail logistics for sports distribution business within the consumer health segment arose when that business was acquired by the Group on August 9, 2024. It comprises of a CGU responsible for the related operations based in the United States.
Cancer genetic testing services within the diagnostics segment
The goodwill associated with cancer genetic testing services within the diagnostics segment arose when that business was acquired by the Group on December 30, 2022. It comprises of a CGU responsible for the related operations based in Hong Kong, Taiwan and Thailand.
Sales of medical diagnostics products within the diagnostics segment
The goodwill associated with sales of medical diagnostics products within the diagnostics segment arose when that business was acquired by the Group on December 30, 2022. It represents a CGU responsible for the related operations based in the United Kingdom.
The carrying amount of goodwill has been allocated to CGUs as follows:

	2024	2023
E-commerce and retail logistics for sports distribution business within the consumer health segment	$8,194	$—
Cancer genetic testing services within the diagnostics segment	28,319	28,319
Sales of medical diagnostics products within the diagnostics segment	851	851
	$37,364	$29,170
CGUs of e-commerce and retail logistics for sports distribution business
The recoverable amounts of the CGU of e-commerce and retail logistics for sports distribution business was determined based on value-in-use calculations. These calculations use cash flow projections based on financial budgets approved by management covering five years period and pre-tax discount rate of 18.1%. Cash flows beyond the forecast period are extrapolated using a steady 3.0% growth rates. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and are based on historical data from external and internal sources.
CGUs of cancer genetic testing services and sales of medical diagnostics products
The recoverable amounts of the CGU of cancer genetic testing services and the CGU of sales of medical diagnostics products were determined based on value-in-use calculations. These calculations use cash flow projections based on financial budgets approved by management covering five years period (2023: six years period) and pre-tax discount rate of 20.0% (2023: 21.9%) and 17.0% (2023: 21.7%), respectively. This projections for a period of greater than five years have been used on the basis that a longer projection period facilitates a comprehensive evaluation of the future prospects and stability of both CGUs, allowing for a thorough consideration of potential technological advancements that could impact the long-term performance. Cash flows beyond the five years period are extrapolated using a steady 3.0% growth rates. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and are based on historical data from external and internal sources.
At December 31, 2023, the CGU cancer genetic testing services and the CGU sales of medical diagnostics products were determined to be impaired and the related amount of goodwill of $1,659 and $2,241, were impaired. The impairment loss has been included in profit or loss.
At December 31, 2024, the recoverable amounts of the CGUs of e-commerce and retail logistics for sports distribution, cancer genetic testing services and sales of medical diagnostics products based on the estimated value-in-use calculations were higher than the carrying amounts of the respective CGUs. Accordingly, the management of the Group considered no impairment for goodwill. The management of the Group determines that there is no reasonable possible change in the key parameters that could cause the carrying amount of the groups of CGUs to exceed the recoverable amount at December 31, 2024.